Related Party Transactions - Summary of Connected Transactions with Unicom Group and its Subsidiaries (Detail) - Connected Transactions With Unicom Group And Its Subsidiaries [Member] - CNY (¥)
¥ in Millions
	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of transactions between related parties [Line Items]
Charges for value-added telecommunications services	¥ 30	¥ 42	¥ 62
Rental charges for property leasing	1,017	1,050	929
Charges for lease of telecommunications resources	270	281	283
Charges for engineering design and construction services	2,411	4,487	5,018
Charges for shared services	83	104	107
Charges for materials procurement services	60	88	125
Charges for ancillary telecommunications services	2,699	2,541	2,504
Charges for comprehensive support services	1,274	1,690	1,455
Income from comprehensive support services	67	51	12
Lending by Finance Company to Unicom Group	700	0	0
Repayment of loan lending by Finance Company	500	0	0
Interest income from lending services	¥ 8	¥ 0	¥ 0